DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2023
DEBENTURES.
Schedule of debentures

	General	Quantity as of December 31, 2023
Issuance	Meeting	Issued	Held in treasury	Maturity	2023	2022
14th	August 26, 2014	20,000	20,000	August 30, 2024	—	—
16th - A	April 25, 2019	—		May 6, 2023	—	612,159
16th - B	April 25, 2019	800,000		May 6, 2026	813,633	815,614
Total Consolidated					813,633	1,427,773

Current					14,421	628,886
Non-current					799,212	798,887

Schedule of amortization of long term debentures

	2023	2022
2026	799,212	798,887
	799,212	798,887